Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 1,978,115	₩ 2,514,924
Fair value [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	235,803
Fair value [member] | PeerGroupUsage [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	14,775
Fair value [member] | Asset value approach [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 100,841
Fair value [member] | Available-for-sale financial assets [member] | Level 3 [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	0.50%
Price multiple	1.085
Fair value [member] | Available-for-sale financial assets [member] | Level 3 [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	2.00%
Discount rate	11.90%
Price multiple	5.245